Allowance For Credit Losses - Impact of Adoption (Details) - USD ($) $ in Millions		Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Reinsurance recoverable, allowance		$ 1.6	$ 3,260.1	$ 0.0
Cumulative effect of adoption		335.0		279.4		$ 192.5		$ 207.0
Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Cumulative effect of adoption		$ 76.1		67.2		$ 49.3		$ 17.9
As reported on adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Reinsurance recoverable, allowance			3,258.4
Impact of adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Reinsurance recoverable, allowance			(1.7)	1.7
Cumulative effect of adoption	[1]			(1.3)
Tax effect			0.4
Impact of adoption | Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Cumulative effect of adoption			$ (1.3)	$ (1.3)	[1]		$ 8.1

[1]	Amount relates to the adoption of a new accounting standard for accounting for expected credit losses for assets held at amortized cost, which established allowances for such expected credit losses as of January 1, 2020. See Note 2 for additional information.